Stockholders' Deficit (Details Narrative) - USD ($)					1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 10, 2019	Jul. 19, 2019	Jun. 24, 2019	Apr. 14, 2016	May 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Jan. 02, 2020	Aug. 31, 2019	Sep. 21, 2018	Sep. 20, 2018	Jan. 23, 2018	Jan. 22, 2018	Dec. 09, 2014
Reverse stock split			one-for-five hundred (1:500)
Common stock, par value			$ 0.001			$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized			100,000,000			100,000,000		100,000,000	100,000,000			4,000,000,000	400,000,000	400,000,000	100,000,000
Preferred stock, shares authorized						1,500,005		1,500,005	1,500,005							500,000
Preferred stock, par value						$ 0.01		$ 0.01	$ 0.01
Common stock issued during period		20,000				1,246,859
Debt conversion price per share										$ 0.165
Conversion price, decrease						$ 0.067
Conversion price, increase						$ 0.906
Conversion of principal and interest, aggregate amount						$ 318,768
Additional paid in capital						47,766,162		$ 45,713,322	$ 38,214,213	$ 410,750
Embedded derivative liability						$ 924,744		698,264	371,532
Common stock reserved for future issuances						77,292,139
Share issued price per share		$ 1.99
Proceeds from issuance of common stock		$ 39,800					$ 405,773	1,100,380
Consulting expenses						39,800
Number of restricted shares issued					78,000
Share based compensation arrangement by share based payment award options grant date fair value				$ 3,924,880
Share Based Compensation						$ 150,208
Warrants to purchase common stock	1,000,000
Warrant exercise price	$ 2.00
Warrant expiration date	Sep. 10, 2022
Fair value of warrants	$ 984,810
Share-based Payment Arrangement, Option [Member]
Granted exercise price						$ 76.37
Share Based Compensation					$ 41,437
Grant options to purchase						59,644
Exercise price					$ 4.65
Risk free rate					2.42%
Dividend yield					0.00%
Fair value term					10 years
Expected volatility					268.00%
Option granted value					$ 248,620
Common Stock [Member]
Amount recorded to equity						$ 343,179
Embedded conversion option derivatives						46,600
Fair market value of shares issued value						71,011
Loss on extinguishment						24,411
Gain on extinguishment						44,587
Additional paid in capital						160,205
First Warrant [Member]
Warrants to purchase common stock											450,000
Warrant exercise price											$ 2.25
Second Warrant [Member]
Warrants to purchase common stock											300,000
Warrant exercise price											$ 3.33
Third Warrant [Member]
Warrants to purchase common stock											225,000
Warrant exercise price											$ 4.50
Warrant [Member]
Share Based Compensation						$ 984,810
Warrants outstanding and exercisable						1,975,059
Warrants expiration term description						As of December 31, 2019, there were 1,975,059 warrants outstanding and exercisable with expiration dates commencing May 2020 and continuing through August 2024, with a weighted average exercise price per share of $2.69.		Expiration dates commencing May 2020 and continuing through November 2020
Restricted Stock Units (RSUs) [Member]
Number of restricted shares issued					117,000
Granted exercise price					$ 4.25
Share based compensation arrangement by share based payment award options grant date fair value					$ 497,240
Share Based Compensation						$ 108,771
Unrecognized restricted stock units expense						357,392
Restricted Stock [Member]
Unvested stock option recognized						$ 196,824
Chief Executive Officer [Member]
Common stock issued during period					58,500
Number of restricted shares issued					39,000
Granted exercise price				$ 3,750
Share based compensation arrangement by share based payment award options grant date fair value				$ 1,962,440
Grant options to purchase				572
Option Description					The total 58,500 options have a term of 10 years from the date of grant and exercise price ranging from $4.25 to $4.675 per share. 1/3rd of these options shall vest every successive one-year anniversary, provided, that on each such vesting date, the Chief Executive Officer and Chief Scientific Officer are employed by the Company and subject to the other provisions of the employment agreement. The 58,500 stock options were valued using a Black-Scholes model with the following assumptions: stock price at valuation date of $4.25 based on quoted trading price on date of grant, exercise price of $4.65, dividend yield of zero, years to maturity of 10.00, a risk free rate of 2.42%, and expected volatility 268% for a total value of $248,620.
Chief Executive Officer [Member] | Share-based Payment Arrangement, Option [Member]
Grant options to purchase					39,000
Chief Scientific Officer [Member] | Share-based Payment Arrangement, Option [Member]
Grant options to purchase					19,500
Convertible Debt [Member]
Debt conversion price per share						$ 0.3575
Embedded derivative liability						$ 343,179
Fair market value of shares						$ 343,179
Series A Preferred Stock [Member]
Preferred stock, shares authorized						500,000		500,000	500,000							500,000
Preferred stock, par value						$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares issued						500,000		500,000	500,000
Preferred stock, shares outstanding						500,000		500,000	500,000